Net (Loss)/Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2023
Net (Loss)/Earnings per Share
Schedule of basic and diluted (loss)/earnings per ordinary share

	For the Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator:
Net (loss)/income	(37,636)	(66,107)	25,944
Net loss/(income) attributable to non-controlling interests	29,265	553	(4,664)
Net (loss)/income attributable to So-Young International Inc.	(8,371)	(65,554)	21,280

Denominator:
Weighted average number of ordinary shares outstanding, basic	81,680,504	82,665,269	77,646,899
Weighted average number of ordinary shares outstanding, diluted	81,680,504	82,665,269	78,054,950
Net (loss)/earnings per share, basic	(0.10)	(0.79)	0.27
Net (loss)/earnings per share, diluted	(0.10)	(0.79)	0.27
Net (loss)/earnings per ADS, basic	(0.08)	(0.61)	0.21
Net (loss)/earnings per ADS, diluted	(0.08)	(0.61)	0.21